Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Entity Registrant Name	Ellomay Capital Ltd.
Entity Central Index Key	0000946394
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Accelerated Filer
Auditor Attestation Flag	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	12,652,094 [1]
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Incorporation State Country Code	IL
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false

[1]	Does not include a total of 258,046 ordinary shares held at that date as treasury shares under Israeli law, all of which were repurchased by Ellomay. For so long as such treasury shares are owned by Ellomay they have no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to Ellomay's shareholders nor are they entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of Ellomay's shareholders.